Acquisition (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Proforma Result of Operation [Line Items]
Net revenues	$ 691,789	$ 840,542
Net income attributable to Himax Technologies, Inc. stockholders	$ 25,128	$ 66,517
Basic and diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.07	$ 0.19